BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2018

On August 1, 2017, Kyocera Document Solutions Inc., a domestic subsidiary, signed an agreement to acquire the business of Databank IMX, LLC and acquired all of the common stocks of Databank Acquisition Corporation, its parent company, for ¥6,858 million in cash in order to activate a new business model and expand its business in the U.S. market. Databank IMX, LLC mainly provides solutions services for improving the efficiency of document data management in a company.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥48 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in Document Solutions Group.

August 1, 2017
(Yen in millions)
Cash and cash equivalents	¥478
Trade receivables	1,250
Inventories	792
Others	512

Total current assets	3,032

Property, plant and equipment	442
Intangible assets	4,094

Total non-current assets	4,536

Total assets	7,568

Short-term borrowings	3,224
Trade notes and accounts payable	730
Others	2,161

Total current liabilities	6,115

Non-current liabilities	367

Total liabilities	6,482

Total identified assets and liabilities	1,086

Purchase price (Cash)	6,858

Goodwill *	¥5,772

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

August 1, 2017
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥2,962
Trademarks	693
Others	439

Total	¥4,094

The weighted average amortization periods for both customer relationships and trademarks are 15 years.

The pro forma results are not presented as the revenue and earnings were not material.

On August 7, 2017, Kyocera acquired all of the common stocks of Senco Holdings, Inc., a U.S. based company that provides the product of the pneumatic tool for ¥28,848 million in cash in order to expand the pneumatic power tool related products globally in Kyocera’s industrial tool business. As a result, Senco Holdings, Inc. became Kyocera’s consolidated subsidiary and changed its name as Kyocera Senco Industrial Tools, Inc.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was conducted during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥639 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

August 7, 2017
(Yen in millions)
Cash and cash equivalents	¥2,093
Trade receivables	3,423
Inventories	4,521
Others	801

Total current assets	10,838

Property, plant and equipment	1,595
Intangible assets	8,743
Others	133

Total non-current assets	10,471

Total assets	21,309

Trade notes and accounts payable	1,808
Others	1,531

Total current liabilities	3,339

Deferred income taxes	3,564
Others	56

Non-current liabilities	3,620

Total liabilities	6,959

Total identified assets and liabilities	14,350

Purchase price (Cash)	28,848

Goodwill *	¥14,498

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

August 7, 2017
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥7,451
Trademarks	1,292

Total	¥8,743

The weighted average amortization periods for customer relationships and trademarks are 14 years and five years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

On October 2, 2017, AVX Corporation, a U.S. based subsidiary, acquired Transportation, Sensing & Control Division and all of the common stocks of the related subsidiaries from TT Electronics, PLC, a United Kingdom based manufacturer of electronics components, for ¥18,652 million ($165 million) in cash in order to enhance AVX Corporation’s position in the automotive business and provides further opportunities for expansion and growth.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2018, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

October 2, 2017
(Yen in millions)
Cash and cash equivalents	¥378
Trade receivables	6,934
Inventories	4,787
Others	1,681

Total current assets	13,780

Property, plant and equipment	9,676
Intangible assets	2,049
Others	197

Total non-current assets	11,922

Total assets	25,702

Trade notes and accounts payable	3,985
Others	4,248

Total current liabilities	8,233

Non-current liabilities	1,755

Total liabilities	9,988

Total identified assets and liabilities	15,714

Purchase price (Cash)	18,652

Goodwill *	¥2,938

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 2, 2017
(Yen in millions)
Intangible assets subject to amortization:
Non-patent technology	¥1,173
Customer relationships	698
Other	178

Total	¥2,049

The weighted average amortization periods for non-patent technology and customer relationships are 11 years and six years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

On January 10, 2018, Kyocera acquired 80% of the common stocks of the company established from the company split of Ryobi Limited’s power tool business for ¥10,717 million in cash in order to promote further expansion of its industrial tools business, and made it consolidated subsidiary and named Kyocera Industrial Tools Corporation.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was conducted during the year ended March 31, 2018. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

Acquisition-related costs of ¥155 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2018. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

January 10, 2018
(Yen in millions)
Cash and cash equivalents	¥3,419
Trade receivables	3,431
Inventories	3,739
Others	2,090

Total current assets	12,679

Property, plant and equipment	2,585
Intangible assets	1,524
Others	1,796

Total non-current assets	5,905

Total assets	18,584

Trade notes and accounts payable	1,619
Others	922

Total current liabilities	2,541

Deferred income taxes	428
Others	1,953

Non-current liabilities	2,381

Total liabilities	4,922

Noncontrolling interests	1,918

Total identified shareholders’ equity	11,744

The fair value of business as of January 10, 2018	13,347

Goodwill *	¥1,603

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 10, 2018
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥1,121
Others	403

Total	¥1,524

The weighted average amortization periods for technologies are 11 years.

The pro forma results are not presented as the revenue and earnings were not material.

On January 31, 2018, AVX Corporation, a U.S. based subsidiary, acquired 100% of the common stock of Ethertronics Inc. for ¥15,040 million ($138 million) in cash. The purchase of Ethertronics expands AVX’s extensive electronic product offering into the antenna technology market and will provide new and exciting growth opportunities for AVX going forward.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2018, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

January 31, 2018
(Yen in millions)
Cash and cash equivalents	¥1,088
Trade receivables	1,779
Inventories	644
Others	154

Total current assets	3,665

Property, plant and equipment	1,497
Intangible assets	7,050
Others	392

Total non-current assets	8,939

Total assets	12,604

Trade notes and accounts payable	1,103
Others	488

Total current liabilities	1,591

Long-term borrowings	2,296
Others	1,889

Non-current liabilities	4,185

Total liabilities	5,776

Total identified assets and liabilities	6,828

Purchase price (Cash)	15,040

Goodwill *	¥8,212

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 31, 2018
(Yen in millions)
Intangible assets subject to amortization:
Non-patent technology	¥1,654
Customer relationships	4,265
Trademarks	849
Other	282

Total	¥7,050

The weighted average amortization periods for non-patent technology, customer relationships and trademarks are 10 years, 13 years and 10 years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

Business combinations in the year ended March 31, 2017

On May 2, 2016, Kyocera acquired 100% of the common stock of SGS Tool Company which is the U.S. based solid tool manufacturing and sales company for ¥9,046 million in cash in order to strengthen Kyocera’s industrial tool business in North America, and made it consolidated subsidiary and changed its name as Kyocera SGS Precision Tools, Inc.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Acquisition-related costs of ¥282 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2017. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Industrial & Automotive Components Group.

May 2, 2016
(Yen in millions)
Cash and cash equivalents	¥501
Trade receivables	940
Inventories	1,330
Others	145

Total current assets	2,916

Property, plant and equipment	3,514
Intangible assets	1,432
Others	1

Total non-current assets	4,947

Total assets	7,863

Trade notes and accounts payable	172
Others	779

Total current liabilities	951

Non-current liabilities	1,111

Total liabilities	2,062

Total identified assets and liabilities	5,801

Purchase price (Cash)	9,046

Goodwill *	¥3,245

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

May 2, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,160
Trademarks	213
Others	59

Total	¥1,432

The weighted average amortization periods for customer relationships and trademarks are 15 years and two years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

On December 6, 2016, Kyocera Document Solutions Inc. acquired the common stock of Annodata Limited and Annodata Communication Systems Limited, and made them consolidated subsidiaries to advance into comprehensive service business which integrates document solutions and information technology services. Kyocera Document Solutions Inc. paid ¥6,062 million of cash to their stockholder and ¥3,561 million to an escrow account on the promise that it acquired 90% of the common stock of them on December 6, 2016. On August 31, 2017, Kyocera Document Solutions Inc. acquired the remaining 10% of the common stock.

The acquisition price of their common stock was ¥10,743 million, which consisted of ¥9,623 million of the above payments in total and ¥1,120 million of the fair value of the future performance-linked payment (contingent consideration) as of acquisition date. At March 31, 2018, the fair value of the contingent consideration was ¥330 million.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2017. As a result, the allocation of fair value to them based on estimated fair value in this business combination as of the acquisition date and goodwill were recognized as described below.

Acquisition-related costs of ¥55 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2017.

Kyocera’s ratio of voting rights has been 100% since December 6, 2016 and the result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the date. For segment reporting, it is reported in the Document Solutions Group.

December 6, 2016
(Yen in millions)
Cash and cash equivalents	¥829
Trade receivables	2,147
Inventories	1,219
Others	556

Total current assets	4,751

Property, plant and equipment	51
Intangible assets	4,944

Total non-current assets	4,995

Total assets	9,746

Short-term borrowings	39
Trade notes and accounts payable	1,869
Accrued expense	775
Others	1,301

Total current liabilities	3,984

Non-current liabilities	1,042

Total liabilities	5,026

Total identified assets and liabilities	4,720

Purchase price	10,743

Goodwill *	¥6,023

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

December 6, 2016
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,529
Trademarks	1,163
Others	252

Total	¥4,944

The weighted average amortization periods for customer relationships, trademarks and others are 20 years, 10 years and three years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

Business combinations in the year ended March 31, 2016

On September 4, 2015, Kyocera acquired the common stock and the preferred stock of Nihon Inter Electronics Corporation (NIEC) by a way of cash tender offer for ¥12,134 million, and made it a consolidated subsidiary. On September 8, 2015, Kyocera held 70.23% of the voting rights in NIEC as a result of the conversion to common stock of the preferred stock acquired by Kyocera.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥232 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Devices Group.

Kyocera conducted an absorption-type merger in which NIEC was the merged company with that for every 1 ordinary share of NIEC, 0.032 ordinary shares of Kyocera were allocated and delivered to the NIEC’s shareholders on August 1, 2016.

September 4, 2015
(Yen in millions)
Cash and cash equivalents	¥1,976
Trade receivables	5,630
Inventories	5,761
Others	183

Total current assets	13,550

Property, plant and equipment	4,527
Intangible assets	1,760
Others	396

Total non-current assets	6,683

Total assets	20,233

Short-term borrowings	3,722
Current portion of long-term debt	480
Trade notes and accounts payable	3,147
Others	951

Total current liabilities	8,300

Non-current liabilities	5,265

Total liabilities	13,565

Total identified assets and liabilities	6,668

The fair value of business as of September 4, 2015 *[1]	17,274

Goodwill *[2]	¥10,606

*1	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen, which was the price of the tender offer per common share, by NIEC’s total number of common shares issued after deduction of the treasury shares.
*2	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

September 4, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥388
Customer relationships	887
Trademarks	465
Others	20

Total	¥1,760

The weighted average amortization periods for technologies, customer relationships and trademarks are eight years, 17 years and 21 years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

On October 19, 2015, Kyocera Document Solutions Europe B.V., a Dutch subsidiary of Kyocera Document Solutions Inc., acquired 60% of the common stock of Bilgitas Büro Makinalari Sanayi Ve Ticaret A.S. to expand its sales channels in Turkey for ¥3,538 million of cash, and it paid ¥2,195 million to an escrow account on the condition that another 40% of the common stock would be acquired later. On June 1, 2016, Kyocera acquired 27.5% of the common stock subsequently with the remaining 12.5% of the common stock to be purchased in the future. Kyocera’s ratio of voting rights has been 100% since October 19, 2015.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥68 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Document Solutions Group.

October 19, 2015
(Yen in millions)
Cash and cash equivalents	¥204
Trade receivables	1,079
Inventories	762
Others	569

Total current assets	2,614

Property, plant and equipment	222
Intangible assets	2,617
Others	424

Total non-current assets	3,263

Total assets	5,877

Current portion of long-term debt	364
Trade notes and accounts payable	391
Others	284

Total current liabilities	1,039

Deferred income taxes	539
Others	702

Total non-current liabilities	1,241

Total liabilities	2,280

Total identified assets and liabilities	3,597

Purchase price (Cash)	5,733

Goodwill *	¥2,136

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 19, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,411
Trademarks	748
Others	458

Total	¥2,617

The weighted average amortization periods for customer relationships, trademarks and others are 20 years, 10 years and six years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.

On November 3, 2015, Kyocera Document Solutions Inc. acquired 100% of the common stock of Ceyoniq Technology GmbH and related three companies to expand into solution business, making it possible to effectively control and use data handled with a company and increase productivity. The acquisition price was ¥3,727 million, which consisted of ¥3,508 million of cash payment and ¥219 million of the fair value of the future performance-linked payment (contingent consideration) as of acquisition date. At March 31, 2018, the maximum amount of the contingent consideration was ¥131 million.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities was completed during the year ended March 31, 2016. Acquisition-related costs of ¥129 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Document Solutions Group.

November 3, 2015
(Yen in millions)
Cash and cash equivalents	¥60
Trade receivables	190
Others	129

Total current assets	379

Property, plant and equipment	50
Intangible assets	1,113
Others	53

Total non-current assets	1,216

Total assets	1,595

Short-term borrowings	165
Trade notes and accounts payable	42
Unearned income	133
Others	187

Total current liabilities	527

Deferred income taxes	361
Others	32

Total non-current liabilities	393

Total liabilities	920

Total identified assets and liabilities	675

Purchase price	3,727

Goodwill *	¥3,052

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 3, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥478
Customer relationships	480
Trademarks	155

Total	¥1,113

The weighted average amortization periods for technologies, customer relationships and trademarks are seven years, 17 years and five years, respectively.

The pro forma results are not presented as the revenue and earnings were not material.